Commitment (Details) (USD $)	1 Months Ended
May 31, 2010
Commitment (Textual)
Stock consideration to Sichel	5,000
Monthly consultancy fees	$ 20,000
Monthly consultancy fees payament description	Within fourteen days of each month-end.
Percentage of sales commission	10.00%
Percentage of finance commission	10.00%
Common share issued by Sichel	5,000